Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
General and administrative expenses	$ 333,781	$ 11,928,581	$ 2,111,753
Merger and acquisition expenses		2,045,056	1,682,391
Plant costs		484,641	6,252,438
Accretion of asset retirement obligation		1,910,000	1,037,000
Start-up costs	897
Depreciation		54,799	41,768
Total operating expenses	334,678	16,423,077	11,125,350
Other income (expense)
Interest income (expense), net		255,842	(442,869)
Day one loss on accounting of convertible notes		(1,604,305)
Change in fair value of liabilities		(4,470,596)
Related party interest income (expense), net		332,222	(69,418)
Total other expense, net		(5,486,837)	(512,287)
Net loss	(334,678)	(21,909,914)	(11,637,637)
Other comprehensive loss
Foreign currency translations adjustment (income) loss, net of tax		163,519	(42,551)
Total comprehensive loss	$ (334,678)	$ (21,746,395)	$ (11,680,188)
Weighted average Class A ordinary shares outstanding - basic (in Shares)	8,990,123	14,071,660	9,224,923
Weighted average Class A ordinary shares outstanding - diluted (in Shares)	8,990,123	14,071,660	9,224,923
Net loss per ordinary share - basic (in Dollars per share)	$ (0.04)	$ (1.56)	$ (1.27)
Net loss per ordinary share - diluted (in Dollars per share)	$ (0.04)	$ (1.56)	$ (1.27)